INITIAL PUBLIC OFFERING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Initial Public Offering
SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Amount
Ordinary shares subject to possible redemption — December 31, 2025	$60,429,224
Add:
Interest earned on cash and investments held in Trust Account	531,350
Ordinary shares subject to possible redemption — March 31, 2026	$60,960,574

As of December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

As of December 31, 2025
Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption	$60,429,224